Summary of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Long-term debt
Unamortized discount			$ 35
Total long-term debt, less amounts due currently	5,374		5,400		5,144
Oncor
Long-term debt
Unamortized discount	(33)	[1]	(35)	[1],[2]	(38)	[2]
Less amount due currently					(376)	[2]
Total long-term debt, less amounts due currently	5,092		5,090	[2]	4,711	[2]
Oncor | 6.375% Fixed Senior Notes due May 1, 2012
Long-term debt
Fixed Senior Note					376	[2]
Oncor | 5.950% Fixed Senior Notes due September 1, 2013
Long-term debt
Fixed Senior Note					524	[2]
Oncor | 6.375% Fixed Senior Notes due January 15, 2015
Long-term debt
Fixed Senior Note	500	[3]	500	[2],[3]	500	[2]
Oncor | 5.000% Fixed Senior Notes due September 30, 2017
Long-term debt
Fixed Senior Note	324	[3]	324	[2],[3]	324	[2]
Oncor | 6.800% Fixed Senior Notes due September 1, 2018
Long-term debt
Fixed Senior Note	550	[3]	550	[2],[3]	550	[2]
Oncor | 5.750% Fixed Senior Notes due September 30, 2020
Long-term debt
Fixed Senior Note	126	[3]	126	[2],[3]	126	[2]
Oncor | 4.100% Fixed Senior Notes due June 1, 2022
Long-term debt
Fixed Senior Note	400	[3]	400	[2],[3]
Oncor | 7.000% Fixed Debentures due September 1, 2022
Long-term debt
Fixed Senior Note	800	[3]	800	[2],[3]	800	[2]
Oncor | 7.000% Fixed Senior Notes due May 1, 2032
Long-term debt
Fixed Senior Note	500	[3]	500	[2],[3]	500	[2]
Oncor | 7.250% Fixed Senior Notes due January 15, 2033
Long-term debt
Fixed Senior Note	350	[3]	350	[2],[3]	350	[2]
Oncor | 7.500% Fixed Senior Notes due September 1, 2038
Long-term debt
Fixed Senior Note	300	[3]	300	[2],[3]	300	[2]
Oncor | 5.250% Fixed Senior Notes due June 1, 2042
Long-term debt
Fixed Senior Note	475	[3]	475	[2],[3]	475	[2]
Oncor | 4.550% Fixed Senior Notes due December 1, 2041
Long-term debt
Fixed Senior Note	300	[3]	300	[2],[3]	300	[2]
Oncor | 5.300% Fixed Senior Notes due June 1, 2042
Long-term debt
Fixed Senior Note	500	[3]	500	[2],[3]
Oncor Electric Delivery Transition Bond Company LLC
Long-term debt
Unamortized discount			(1)	[1]	(3)	[1]
Less amount due currently			(125)	[1]	(118)	[1]
Total long-term debt, less amounts due currently			310		433
Oncor Electric Delivery Transition Bond Company LLC | 4.950% Fixed Series 2003 Bonds due in semiannual installments through February 15, 2013
Long-term debt
Fixed Bonds			10	[1]	56	[1]
Oncor Electric Delivery Transition Bond Company LLC | 5.420% Fixed Series 2003 Bonds due in semiannual installments through August 15, 2015
Long-term debt
Fixed Bonds			145	[1],[4]	145	[1],[4]
Oncor Electric Delivery Transition Bond Company LLC | 4.810% Fixed Series 2004 Bonds due in semiannual installments through November 15, 2012
Long-term debt
Fixed Bonds					63	[1]
Oncor Electric Delivery Transition Bond Company LLC | 5.290% Fixed Series 2004 Bonds due in semiannual installments through May 15, 2016
Long-term debt
Fixed Bonds			281	[1]	290	[1]
Bondco
Long-term debt
Unamortized discount	(1)	[1]	(1)	[1]
Less amount due currently	(126)	[1]	(125)	[1]	(118)
Total long-term debt, less amounts due currently	282		310		433
Bondco | 4.950% Fixed Series 2003 Bonds due in semiannual installments through February 15, 2013
Long-term debt
Fixed Bonds			10	[1]
Bondco | 5.420% Fixed Series 2003 Bonds due in semiannual installments through August 15, 2015
Long-term debt
Fixed Bonds	128	[1]	145	[1]
Bondco | 5.290% Fixed Series 2004 Bonds due in semiannual installments through May 15, 2016
Long-term debt
Fixed Bonds	$ 281	[1]	$ 281	[1]

[1]	The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.
[2]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor's other secured indebtedness. See "Deed of Trust" below for additional information.
[3]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor's other secured indebtedness. See "Deed of Trust" in Note 6 to Financial Statements in our 2012 Form 10-K for additional information.
[4]	Principal payments commence in February 2013.